Note 13: Loans Payable: Asc Disclosure (Details) (USD $)	3 Months Ended	12 Months Ended
	Aug. 31, 2013	May 31, 2013
Details
Convertible Promissory Notes	$ 72,500	$ 653,410
Debt discount	(55,109)	(379,486)
Amortized debt discount	124,859	116,950
Discharged CPN	(114,350)	(82,500)
Unamortized discount	0	51,180
Accrued interest payable	$ 12,010	$ 33,564